EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation Stock Options Activity
The following table summarizes certain share options activity:

	Number of Shares Underlying Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2015	3,285,313	$6.69	4.64	$788
Exercised (1)	(50,000)	$4.83
Outstanding at March 31, 2016	3,235,313	$6.72	4.39	$2,659
Exercisable at March 31, 2016	2,980,731	$6.56	4.13	$2,658
Vested and Expected to vest at March 31, 2016 (2)	3,219,855	$6.71	4.38	$2,659

Explanatory Notes:
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(1)	During the three months ended March 31, 2016 and 2015, total intrinsic value of options exercised was $33.5 thousand and $78.5 thousand, respectively.

(2)	Includes a reduction to outstanding options at period end for expected forfeiture rate over the life of the options.

The following table summarizes certain Stock Options activity:

	Number of Shares Underlying Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2014	3,635,313	$6.68	5.16	$6,146
Exercised (1)	(103,906)	$5.00
Forfeited (2)	(159,531)	$7.25
Expired (2)	(86,563)	$7.09
Outstanding at December 31, 2015	3,285,313	$6.69	4.64	$788
Exercisable at December 31, 2015	2,872,540	$6.50	4.21	$744
Vested and Expected to vest at December 31, 2015 (3)	3,263,392	$6.68	4.62	$786

Explanatory Notes:
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(1)	During the year ended December 31, 2015 and 2014, total intrinsic value of options exercised was $0.2 million and $0.3 million, respectively.

(2)	Forfeited and expired equity-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.

(3)	Includes a reduction to outstanding options at period end for expected forfeiture rate over the life of the options.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Management estimates the fair value of share-based awards using the Black-Scholes option pricing model. The Company did not grant any stock options during the year ended December 31, 2015. The weighted average assumptions as of the grant date related to share-based awards (by period issued) are listed in the table below:

For the Years Ended December 31,
2014
Expected dividend yield	4.54%
Expected volatility	42.65%
Risk-free interest rate	1.96%
Expected life (years)	5.77

Restricted Stock Units
he following table summarizes restricted share unit activity:

	For the Three Months Ended March 31, 2016	Weighted Average Grant Date Fair Value
Restricted share units outstanding, beginning of period	2,033,510	$7.69
Granted (1)(2)	1,093,015	$5.78
Vested	(240,611)	$8.09
Forfeited (3)	(5,988)	$8.35
Restricted share units outstanding, end of period	2,879,926	$6.69

Explanatory Notes:
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(1)	Weighted average grant date fair value excludes 360,000 of performance based RSUs for which performance hurdles will be determined in the future.

(2)	Shareholder approval is required to increase the number of shares available under the Company’s 2011 Stock and Incentive Plan to accommodate these new grants.

(3)	The forfeited share-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.

The following table summarizes restricted stock unit activity:

	For the Year Ended December 31, 2015	Weighted Average Grant Date Fair Value
Restricted stock units outstanding, beginning of period	1,248,444	$8.01
Granted (1)	1,138,787	$7.21
Vested	(286,592)	$8.07
Forfeited (2)	(67,129)	$7.76
Restricted stock units outstanding, end of period	2,033,510	$7.69

Explanatory Notes:
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(1)	Weighted average grant date fair value excludes 540,000 of performance based RSUs for which performance hurdles will be determined in the future.

(2)	The forfeited share-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.